Restrictions to the distribution of earnings - Summary of Dividends Payable (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Jun. 25, 2025	Dec. 31, 2024
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)	$ 11,801,738		$ 0
1
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)		$ 3,387,108
2
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)		3,441,942
3
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)		3,507,392
4
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)		3,573,181
5
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)		3,647,356
6
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)		3,732,774
7
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)		3,825,081
8
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)		3,933,913
9
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)		4,047,272
10
Restriction To The Distribution Of Earnings [Line Items]
Dividends payable (see Note 39)		$ 4,164,493